Label	Element	Value
Portfolio Optimization Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED AUGUST 28, 2019

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2019

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2019 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Optimization Growth Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio Optimization Growth Portfolio – The following risk is added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection:

•                 Small Number of Holdings Risk: Because performance is dependent on a smaller number of holdings, an Underlying Fund may be more adversely impacted by price volatility risk than funds with a greater number of holdings.